Intangible assets (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Acquisitions (note 5)		$ 0	$ 8,406
Impairment		(67,726)	(1,059)
Intangible Assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		546,997	555,408
Additions		341	1,074
Acquisitions (note 5)		3,918
Amortization		14,320	(15,346)
Impairment		(67,726)	(1,059)
Foreign exchange differences		(3,378)	6,920
Net book value	$ 465,832	465,832	546,997
Intangible Assets | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		599,630
Net book value	536,163	536,163	599,630
Intangible Assets | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		(55,834)
Net book value	(70,154)	(70,154)	(55,834)
Intangible Assets | Foreign exchange
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		3,201
Net book value	(177)	(177)	3,201
Broadcast licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		67,800	67,800
Additions		0	0
Acquisitions (note 5)		0
Amortization		0	0
Impairment		0	0
Foreign exchange differences		0	0
Net book value	67,800	67,800	67,800
Broadcast licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		67,800
Net book value	67,800	67,800	67,800
Broadcast licenses | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		0
Net book value	0	0	0
Broadcast licenses | Foreign exchange
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		0
Net book value	0	0	0
Broadcaster relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		232	531
Additions		0	0
Acquisitions (note 5)		0
Amortization		21	(299)
Impairment		0	0
Foreign exchange differences		0	0
Net book value	211	211	232
Broadcaster relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		7,362
Net book value	7,362	7,362	7,362
Broadcaster relationships | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		(7,174)
Net book value	(7,195)	(7,195)	(7,174)
Broadcaster relationships | Foreign exchange
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		44
Net book value	44	44	44
Customer relationships and representation agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		15,977	18,680
Additions		0	0
Acquisitions (note 5)		3,918
Amortization		2,887	(2,792)
Impairment		0	0
Foreign exchange differences		(407)	89
Net book value	16,601	16,601	15,977
Customer relationships and representation agreements | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		27,920
Net book value	31,838	31,838	27,920
Customer relationships and representation agreements | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		(12,472)
Net book value	(15,359)	(15,359)	(12,472)
Customer relationships and representation agreements | Foreign exchange
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		529
Net book value	122	122	529
Brands
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		440,714	444,581
Additions		260	0
Acquisitions (note 5)		0
Amortization		8,100	(8,899)
Impairment	(63,072)	(67,726)	(1,059)
Foreign exchange differences		(2,055)	6,091
Net book value	363,093	363,093	440,714
Indefinite life intangible assets	348,246	348,246	350,419
Brands | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		457,201
Net book value	389,735	389,735	457,201
Brands | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		(22,817)
Net book value	(30,917)	(30,917)	(22,817)
Brands | Foreign exchange
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		6,330
Net book value	4,275	4,275	6,330
Production and distribution rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		21,169	22,953
Additions		0	0
Acquisitions (note 5)		0
Amortization		2,354	(2,458)
Impairment		0	0
Foreign exchange differences		(894)	674
Net book value	17,921	17,921	21,169
Production and distribution rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		30,946
Net book value	30,946	30,946	30,946
Production and distribution rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		(6,009)
Net book value	(8,363)	(8,363)	(6,009)
Production and distribution rights | Foreign exchange
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		(3,768)
Net book value	(4,662)	(4,662)	(3,768)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		1,105	863
Additions		81	1,074
Acquisitions (note 5)		0
Amortization		(958)	(898)
Impairment		0	0
Foreign exchange differences		(22)	66
Net book value	206	206	1,105
Other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		8,401
Net book value	8,482	8,482	8,401
Other | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		(7,362)
Net book value	(8,320)	(8,320)	(7,362)
Other | Foreign exchange
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value		66
Net book value	$ 44	$ 44	$ 66